Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.89%
China–2.36%
Prosus N.V.	312,466	$27,726,202
Denmark–2.85%
Carlsberg A/S, Class B	95,104	17,599,961
Novo Nordisk A/S, Class B	171,557	15,890,993
		33,490,954
France–12.18%
Arkema S.A.	87,660	11,156,882
Bollore S.A.	5,030,456	28,110,541
Criteo S.A., ADR(a)	535,352	20,766,305
Kaufman & Broad S.A.	476,877	21,150,776
Kering S.A.	14,326	12,863,423
LVMH Moet Hennessy Louis Vuitton SE	14,341	11,476,507
Metropole Television S.A.	730,831	14,642,699
Pernod Ricard S.A.	49,018	10,818,861
Sanofi	120,221	12,388,540
		143,374,534
Germany–5.40%
Deutsche Boerse AG	189,816	31,699,622
Knorr-Bremse AG	83,581	9,481,157
MorphoSys AG(a)	181,764	10,133,284
MTU Aero Engines AG	48,798	12,217,638
		63,531,701
Hungary–1.53%
Gedeon Richter PLC	656,489	18,025,265
Ireland–5.15%
CRH PLC	352,224	17,553,742
Flutter Entertainment PLC(a)	102,531	17,523,916
ICON PLC(a)	52,216	12,702,586
Origin Enterprises PLC	3,142,459	12,818,335
		60,598,579
Italy–5.88%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,381,700	25,396,939
FinecoBank Banca Fineco S.p.A.(a)	1,756,102	31,445,628
Technogym S.p.A.(b)	956,273	12,355,155
		69,197,722
Netherlands–7.71%
Aalberts N.V.	223,332	13,590,435
ASML Holding N.V.	15,023	11,423,472
Heineken N.V.	106,403	12,391,928
SBM Offshore N.V.(c)	1,145,920	16,645,148
Signify N.V.	227,412	12,738,826
Wolters Kluwer N.V.	210,236	23,980,786
		90,770,595
Norway–0.96%
TGS ASA	990,078	11,335,176
Shares		Value
Russia–5.88%
Sberbank of Russia PJSC, Preference Shares	17,485,510	$69,153,741
Spain–0.89%
Construcciones y Auxiliar de Ferrocarriles S.A.	246,561	10,458,751
Sweden–6.95%
Investor AB, Class B	1,141,799	28,285,950
Lifco AB, Class B	844,660	24,808,868
Sandvik AB	1,099,904	28,650,298
		81,745,116
Switzerland–6.71%
Kuehne + Nagel International AG, Class R	36,694	12,380,561
Logitech International S.A., Class R	35,008	3,826,982
Nestle S.A.	178,113	22,569,330
OC Oerlikon Corp. AG	1,473,634	16,692,788
Roche Holding AG	60,666	23,459,683
		78,929,344
Turkey–1.02%
Haci Omer Sabanci Holding A.S.	10,715,695	12,056,628
United Kingdom–27.40%
Ashtead Group PLC	155,097	11,618,698
Clarkson PLC	289,032	12,954,025
DCC PLC	644,575	53,965,649
Diploma PLC	242,649	9,975,005
FDM Group Holdings PLC	415,055	6,828,081
Gamesys Group PLC	873,733	22,393,016
Hays PLC(a)	9,169,590	18,848,105
HomeServe PLC	1,291,440	16,771,873
IG Group Holdings PLC	2,462,021	30,521,331
Jupiter Fund Management PLC	2,319,564	8,716,027
Linde PLC	66,728	20,511,520
Savills PLC	2,060,016	32,864,841
Travis Perkins PLC(a)	535,517	12,668,373
Ultra Electronics Holdings PLC	1,168,972	51,493,868
WPP PLC	942,856	12,206,358
		322,336,770
United States–5.02%
Philip Morris International, Inc.	281,760	28,201,358
Schneider Electric SE	184,065	30,842,683
		59,044,041
Total Common Stocks & Other Equity Interests (Cost $735,674,510)		1,151,775,119
Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	6,506,440	6,506,440
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	7,025,156	7,027,966

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	7,435,932	$7,435,932
Total Money Market Funds (Cost $20,963,435)		20,970,338
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.67% (Cost $756,637,945)		1,172,745,457
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,104,410	2,104,410
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,908,327	$4,910,290
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,014,700)		7,014,700
TOTAL INVESTMENTS IN SECURITIES—100.27% (Cost $763,652,645)		1,179,760,157
OTHER ASSETS LESS LIABILITIES–(0.27)%		(3,221,751)
NET ASSETS–100.00%		$1,176,538,406
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented 1.05% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,919,264	$45,388,190	$(61,801,014)	$-	$-	$6,506,440	$2,125
Invesco Liquid Assets Portfolio, Institutional Class	20,309,891	30,861,847	(44,143,582)	(6,158)	5,968	7,027,966	3,692
Invesco Treasury Portfolio, Institutional Class	26,193,444	51,872,218	(70,629,730)	-	-	7,435,932	1,070
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	45,490,780	(43,386,370)	-	-	2,104,410	330*
Invesco Private Prime Fund	-	82,562,843	(77,652,553)	-	-	4,910,290	4,642*
Total	$69,422,599	$256,175,878	$(297,613,249)	$(6,158)	$5,968	$27,985,038	$11,859

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$27,726,202	$—	$27,726,202
Denmark	—	33,490,954	—	33,490,954
France	20,766,305	122,608,229	—	143,374,534
Germany	—	63,531,701	—	63,531,701
Hungary	—	18,025,265	—	18,025,265
Ireland	12,702,586	47,895,993	—	60,598,579
Italy	—	69,197,722	—	69,197,722
Netherlands	—	90,770,595	—	90,770,595
Norway	—	11,335,176	—	11,335,176
Russia	—	69,153,741	—	69,153,741
Spain	—	10,458,751	—	10,458,751
Sweden	—	81,745,116	—	81,745,116
Switzerland	—	78,929,344	—	78,929,344
Turkey	—	12,056,628	—	12,056,628
United Kingdom	20,511,520	301,825,250	—	322,336,770
United States	28,201,358	30,842,683	—	59,044,041
Money Market Funds	20,970,338	7,014,700	—	27,985,038
Total Investments	$103,152,107	$1,076,608,050	$—	$1,179,760,157
Invesco European Growth Fund